UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   May 09, 2008

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   $275,510


List of Other Included Managers:

NONE
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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INSULET CORP COM               COM              45784P101     1120    77631 SH       SOLE                    77631        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     1370   439550 SH       SOLE                   439550        0        0
ISHARES TR S & P GLOBAL 100    ETFS             464287572   157080  2154798 SH       SOLE                  2154798        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      510   250000 SH       SOLE                   250000        0        0
SELECT SECTOR SPDR FUND HEALTH ETFS             81369Y209     8540   274000 SH       SOLE                   274000        0        0
SPDR TR UNIT SER 1 S & P       ETFS             78462F103     7240    54833 SH       SOLE                    54833        0        0
TEXAS INSTRS INC COM           COM              882508104      900    32000 SH       SOLE                    32000        0        0
VANGUARD EMERGING MARKETS ETF  ETFS             922042858    97980  1042000 SH       SOLE                  1042000        0        0
VOLCANO CORP COM               COM              928645100      510    40881 SH       SOLE                    40881        0        0
ZIOPHARM ONCOLOGY INC COM      COM              98973P101      260    89487 SH       SOLE                    89487        0        0